Risk management (Details 3) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial risk management [Abstract]
Opening balance	$ (159,295)	$ (244,131)	$ 217,291
Exchange difference	704,871	15,933	(724,395)
Reclassification to profit or loss	128,404	160,772	(33,074)
Ineffectiveness	(35,617)	(9,247)	0
Deferred income tax	(264,284)	(82,622)	296,047
Closing balance	$ 374,079	$ (159,295)	$ (244,131)